Regulatory Capital (Tables)	6 Months Ended
Apr. 30, 2021
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Summary of Regulatory Capital Position

The following table summarizes the Bank’s regulatory capital positions as at April 30, 2021 and October 31, 2020.

Regulatory Capital Position[1]

(millions of Canadian dollars, except as noted)		As at
	April 30 2021	October 31 2020
Capital
Common Equity Tier 1 Capital	$64,628	$62,616
Tier 1 Capital	69,887	69,091
Total Capital	81,924	80,021
Risk-weighted assets used in the calculation of capital ratios	455,010	478,909
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.2%	13.1%
Tier 1 Capital ratio	15.4	14.4
Total Capital ratio	18.0	16.7

Leverage ratio	4.6	4.5

[1]	Includes capital adjustments provided by OSFI in response to COVID-19 pandemic. Refer to “Capital Position” section of the Bank’s 2020 Annual Report for additional detail.